Restatement	12 Months Ended
Dec. 31, 2011
Restatement [Abstract]
Restatement

12.       Restatement

On June 26, 2012 the Company effected a 10-for-1 reverse stock split on its common stock.  These statements have been retroactively restated to show the effect of the common stock reverse split.  The accounts affected were the par value of common stock, additional paid in capital on the balance sheet and statement of changes in stockholders' equity, earnings per share on the statement of operations and the number of shares, warrants and options outstanding.  There was no effect on revenues, expenses or net income.